                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for Calendar Quarter Ended: SEPTEMBER 30, 2011

Check here if amendment [ ] Amendment Number [ ]

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager filing this report:

Name:     REXITER CAPITAL MANAGEMENT LTD
Address:  80 CANNON STREET
          LONDON, EC4N 6HL, UK

Form 13F File Number: 28-11328

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of the reporting manager:

Name:      MICHAEL P. FAY SR.
Title      SENIOR VICE PRESIDENT
Telephone: 617-664-5064

Signature, Place, and Date of Signing:

/s/ Michael P. Fay            Boston, Massachusetts            November 1, 2011
------------------------      ---------------------          ------------------
    [Signature]                  [City, State]                      [Date]

Report Type (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(if there are no entries in this list, omit this section.)

28-00399  State Street Corporation